Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		23,946,403
Preferred stock, shares outstanding (in shares)	0	23,933,949
Preferred stock outstanding		$ 85,658
Par value of preferred stock (in usd per share)		$ 0.0001
Preferred stock liquidation value		$ 86,000
Series 1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		12,438,704
Preferred stock, shares outstanding (in shares)		12,433,953
Preferred stock outstanding		$ 39,658
Par value of preferred stock (in usd per share)		$ 0.001
Preferred stock liquidation value		$ 40,000
Series 2 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		7,507,699
Preferred stock, shares outstanding (in shares)		7,499,996
Preferred stock outstanding		$ 30,000
Par value of preferred stock (in usd per share)		$ 0.001
Preferred stock liquidation value		$ 30,000
Series 3 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		4,000,000
Preferred stock, shares outstanding (in shares)		4,000,000
Preferred stock outstanding		$ 16,000
Par value of preferred stock (in usd per share)		$ 0.001
Preferred stock liquidation value		$ 16,000